Taxation - Schedule of Tax Effect Unrecognized Temporary Differences and Loss Carryforwards (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deductible temporary differences
Investment in an associate	$ 127,759
Employee benefit plan	89,203	53,714
Intangible assets	39,733
Deferred income
Total potential tax assets	256,695	53,714
Potential tax assets from loss carry-forwards not recognized	7,364,012	9,431,903
Total potential tax assets from loss carry-forwards and temporary differences not recognized	$ 7,620,707	$ 9,485,617